SHARE-BASED PAYMENTS - Restricted performance share units outstanding (Details) - RPSUs EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2023 EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares
Share-based payment transaction
Vesting period	3 years
Balance at January 1 | EquityInstruments	3,394	3,781
Granted | EquityInstruments	2,028	1,638
Reinvested | EquityInstruments	103	110
Redeemed | EquityInstruments	(463)	(1,319)
Forfeited | EquityInstruments	(971)	(816)
Outstanding at end of period | EquityInstruments	4,091	3,394
Balance at January 1 | $ / shares	$ 8.06	$ 7.25
Granted | $ / shares	$ 4.68	$ 6.53
Reinvested | $ / shares	6.08	7.57
Redeemed | $ / shares	$ 8.13	$ 4.74
Forfeited | $ / shares	7.43	6.54
Outstanding at end of period | $ / shares	$ 6.47	$ 8.06